INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CAD ($) $ in Thousands	Accumulated earnings	Dividends and distributions	Accumulated deficit	Accumulated other comprehensive income	Shareholders' capital Common shares	Shareholders' capital Preferred shares	Shareholders' capital	Equity component of convertible debentures	Contributed deficit	Non-controlling interests	Total
Balance, beginning of period at Mar. 31, 2020	$ 140,446	$ (1,950,003)		$ 84,651	$ 1,099,864	$ 146,965		$ 13,029	$ (29,826)	$ (414)
PROFIT (LOSS) FOR THE PERIOD	27,897									(113)	$ 27,784
Balance, end of period at Sep. 30, 2020	168,343	(1,950,026)	$ (1,781,683)	87,067	1,537,110		$ 1,537,110		(12,828)	(415)	(170,749)
Dividends and distributions declared and paid		(23)
Other comprehensive income				2,416
Issuance of shares-September 2020 Recapitalization					438,642
Issuance cost associated with September 2020 Recapitalization					(1,572)
Share-based units exercised					176				(176)
Settled with common shares						(146,965)		(13,029)
Add: Share-based compensation expense									4,122
Transferred from equity component									13,029
Less: Share-based units exercised					176				(176)
Non-cash deferred share grants									23
Foreign exchange impact on non-controlling interest										112
Balance, beginning of period at Mar. 31, 2020	140,446	(1,950,003)		84,651	1,099,864	146,965		$ 13,029	(29,826)	(414)
Balance, end of period at Mar. 31, 2021	(261,702)	(1,950,026)		91,069	1,537,863	$ 0	1,537,863		(11,634)	(392)	(594,822)
Issuance of shares-September 2020 Recapitalization					438,642
Issuance cost associated with September 2020 Recapitalization					(1,572)
Share-based units exercised					929
Less: Share-based units exercised					929
PROFIT (LOSS) FOR THE PERIOD	601,408									(60)	601,348
Balance, end of period at Sep. 30, 2021	$ 339,706	$ (1,950,026)	$ (1,610,320)	96,030	1,537,863		$ 1,537,863		(10,607)	(390)	$ 12,576
Other comprehensive income				$ 4,961
Issuance of shares-September 2020 Recapitalization					$ 0
Add: Share-based compensation expense									$ 1,027
Foreign exchange impact on non-controlling interest										$ 62